Shareholder Report, Line Graph (Details) 216700_Overlay Shares Enhanced Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)		12 Months Ended
	Jul. 10, 2026	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Overlay Shares Enhanced Equity Fund NAV
Accumulated Value	$ 10,000	$ 10,408
S&P 500 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Accumulated Value	$ 10,000	$ 10,160